Note 7 - Capital Lease Obligations	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Capital Leases in Financial Statements of Lessee Disclosure [Text Block]
Note
7.
Capital Lease Obligations

We lease certain computer equipment under agreements entered into during
2015
that are classified as capital leases. The computer equipment under capital leases is included in furniture and equipment on our condensed consolidated balance sheets and was
$110,000
and
$88,000
at
December
31,
2015
and
2014,
respectively. Accumulated depreciation of the leased equipment at
December
31,
2015
and
2014
was approximately
$43,000
and
$44,000,
respectively.

The future minimum lease payments required under the capital leases and the present values of the net minimum lease payments, as of
December
31,
2015,
are as follows:

(in thousands)	Amount
Year ending December 31,
2016	$51
2017	33
2018	21
Total minimum lease payments	105
Less amounts representing interest	(15)
Capital lease obligations, net of interest	90
Less current maturities of capital lease obligations	(24)
Long-term capital lease obligations	$66